SIGNIFICANT ACCOUNTING POLICIES - Other Liabilities (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum
Significant accounting policies
Discount rate	6.30%	6.40%	6.40%
Projected increase rate in compensation	22.10%	10.00%	10.00%
Maximum
Significant accounting policies
Discount rate	12.70%	15.00%	15.20%
Projected increase rate in compensation	50.90%	48.30%	31.20%